Investments in equity method investees	12 Months Ended
Mar. 31, 2021
Investments in equity method investees
Investments in equity method investees
14.	Investments in equity method investees

Amounts
(in millions of RMB)
Balance as of April 1, 2019	84,454
Additions (i)	103,832
Share of results, other comprehensive income and other reserves (ii)	5,634
Disposals and distributions received	(912)
Transfers (iii)	8,060
Impairment loss (iv)	(11,824)
Foreign currency translation adjustments	388
Balance as of March 31, 2020	189,632
Additions (i)	17,731
Share of results, other comprehensive income and other reserves (ii)	14,014
Disposals and distributions received	(3,362)
Transfers (iii)	(9,122)
Impairment loss (iv)	(7,256)
Foreign currency translation adjustments	(1,448)
Balance as of March 31, 2021	200,189

(i)	Details of the significant additions of the investments in equity method investees are set out in Note 4. During the year ended March 31, 2020, additions were primarily related to the 33% equity interest in Ant Group received pursuant to the SAPA (Note 4(n)).
(ii)	Share of results, other comprehensive income and other reserves include the share of results of the equity method investees, the gain or loss arising from the deemed disposal of the equity method investees and the amortization of basis differences. The amount excludes the expenses relating to the share-based awards underlying the equity of the Company and Ant Group granted to employees of certain equity method investees.
(iii)	During the year ended March 31, 2020, transfers were primarily related to the deconsolidation of the Company’s AliExpress Russia businesses, which were contributed to the AliExpress Russia Joint Venture (Note 4(m)).

During the year ended March 31, 2021, transfers were primarily related to the consolidation of Sun Art (Note 4(a)) and additional investments in YTO Express (Note 4(k)) and STO Express (Note 4(h)).

(iv)	Impairment loss recorded represents other-than-temporary decline in fair value below the carrying value of the investments in equity method investees. The valuation inputs for the fair value measurement with respect to the impairments include the stock price for equity method investees that are listed, as well as certain unobservable inputs that are not subject to meaningful aggregation.

As of March 31, 2021, equity method investments with an aggregate carrying amount of RMB50,699 million are publicly traded and the total market value of these investments amounted to RMB59,922 million. As of March 31, 2021, the Company’s retained earnings included undistributed earnings from equity method investees of RMB24,903 million.

14.	Investments in equity method investees (Continued)

For the years ended March 31, 2019, 2020 and 2021, equity method investments held by the Company in aggregate have met the significance criteria as defined under Rule 4-08(g) of Regulation S-X. As such, the Company is required to present summarized financial information for all of its equity method investments as a group as follows:

	Year ended March 31,
	2019	2020	2021

	(in millions of RMB)
Operating data:
Revenue	488,775	553,387	657,065
Cost of revenue	(405,074)	(443,198)	(474,123)
Income from operations	3,840	5,274	55,896
Net income	2,923	30,578	95,224

	As of March 31,
	2020	2021

	(in millions of RMB)
Balance sheet data:
Current assets	602,212	668,838
Non-current assets	513,773	586,434
Current liabilities	451,951	464,257
Non-current liabilities	134,030	129,985
Noncontrolling interests and mezzanine equity	19,958	22,997